Other Income, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income, Net [Line Items]
Realized fair value gain	$ 318,359
Consulting expenses payable	564,918
Stable Income Fund SP [Member]
Other Income, Net [Line Items]
Realized fair value gain	$ 374,040